Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Transact Europe Holdings [Member]
Acquisitions (Tables) [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

The following summarizes the estimated fair values of the net assets acquired, which were recorded as of April 1, 2022 (dollars in thousands):

Tangible assets (liabilities):
Net assets	$7,339

Intangible assets:
Customer relationships	1,267
Goodwill	20,205
Total intangible assets	21,472

Total net assets acquired	$28,811